Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
System Fund	$ 1,611	$ 1,564	$ 1,217
Revenue	4,923	4,624	3,892
Non-current assets	2,252	2,092
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	3,312	3,060	2,675
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	291	263	243
Non-current assets	104	100
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,902	1,777	1,659
Non-current assets	1,370	1,332
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	1,119	1,020	$ 773
Non-current assets	$ 778	$ 660